Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenues Based on Product Lines

Disaggregation of revenue from contracts with customers set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Lines:
Sales of goods	121,437	146,222	129,416
Sales of services	23,683	17,721	14,353
Total	145,120	163,943	143,769
Geographical markets (*):
EMEA	111,061	125,182	116,929
NORAM	33,720	37,417	25,701
APAC	339	1,344	1,139
Total	145,120	163,943	143,769

(*) The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.

Summary of Revenues Based Geographical Segments

Disaggregation of revenue from contracts with customers set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Lines:
Sales of goods	121,437	146,222	129,416
Sales of services	23,683	17,721	14,353
Total	145,120	163,943	143,769
Geographical markets (*):
EMEA	111,061	125,182	116,929
NORAM	33,720	37,417	25,701
APAC	339	1,344	1,139
Total	145,120	163,943	143,769

(*) The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.